Prepayments, Net - Schedule of Movement of Allowance for Doubtful Account (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Allowance for Doubtful Account [Abstract]
Beginning balance	$ 114,792	$ 209,412
Addition (Recovery)		(188,759)
Translation adjustment	(7)	(540)
Ending balance	$ 114,785	$ 120,113